Basis of Presentation	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Basis of Presentation [Abstract]
BASIS OF PRESENTATION

NOTE 1—BASIS OF PRESENTATION

In the opinion of management, the accompanying unaudited condensed consolidated financial statements of Polished.com Inc. (the “Company,” “Polished.com Inc.,” “we,” “us,” or “our”) have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) regarding interim financial reporting and reflect all adjustments, consisting of normal recurring adjustments, necessary to present fairly the results of the interim periods presented. Certain information and note disclosures normally included in the audited financial statements prepared in accordance with GAAP have been condensed or omitted pursuant to such rules and regulations. The information included in the Quarterly Report on Form 10-Q should be read in conjunction with the audited consolidated financial statements and accompanying notes included in our Annual Report on Form 10-K for the year ended December 31, 2022. Furthermore, interim results for the three and nine months ended September 30, 2023 are not necessarily indicative of the results that may be expected for the full year ending December 31, 2023 or future periods.

NOTE 1—ORGANIZATION AND NATURE OF BUSINESS

1847 Goedeker Inc. (“1847 Goedeker”) was formed under the laws of the State of Delaware on January 10, 2019 for the sole purpose of acquiring the business of Goedeker Television Co., a Missouri corporation (“Goedeker Television”) Prior to the acquisition, the Company did not have any operations other than operations relating to its incorporation and organization. On July 20, 2022, the 1847 Goedeker amended the Certificate of Incorporation changing its name to Polished.com Inc. (“Polished.com”).

On October 20, 2020, 1847 Goedeker formed Appliances Connection Inc. (“ACI”) as a wholly owned subsidiary in the State of Delaware. On June 2, 2021, ACI acquired all of the issued and outstanding capital stock or other equity securities of 1 Stop Electronics Center, Inc., a New York corporation (“1 Stop”), Gold Coast Appliances, Inc., a New York corporation (“Gold Coast”), Superior Deals Inc., a New York corporation (“Superior Deals”), Joe’s Appliances LLC, a New York limited liability company (“Joe’s Appliances”) and YF Logistics LLC, a New Jersey limited liability company (“YF Logistics,” and collectively with 1 Stop, Gold Coast, Superior Deals, and Joe’s Appliances, “Appliances Connection”).

On July 6, 2021, 1847 Goedeker formed AC Gallery Inc. (“AC Gallery”) as a wholly owned subsidiary in the State of Delaware.

On July 29, 2021, AC Gallery acquired substantially all the assets and assumed substantially all the liabilities of Appliance Gallery, Inc., a retail appliance store in Largo, Florida (“Appliance Gallery”). As a result of this transaction, AC Gallery acquired the former business of Appliance Gallery and continues to operate this business.

Polished.com and its consolidated subsidiaries (collectively, the “Company,” “we,” “us,” or “our”) operate a content-driven and technology-enabled shopping destination for appliances, furniture and home goods. With warehouse fulfillment centers in the Northeast and Midwest, as well as showrooms in Brooklyn, New York, and Largo, Florida, the Company offers one-stop shopping for national and global brands. The Company carries many household name-brands, including Bosch, I, Frigidaire Pro, Whirlpool, LG, and Samsung, and also carries many major luxury appliance brands such as Miele, Thermador, La Cornue, Dacor, Ilve, Jenn-Air and Viking, among others. The Company also sells furniture, fitness equipment, plumbing fixtures, televisions, outdoor appliances, and patio furniture, as well as commercial appliances for builder and business clients.